Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	10,901,165	9,434,141
Common stock, shares outstanding	10,901,165	9,434,141